Other Current Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Other Liabilities, Current [Abstract]
Legal	$ 21	$ 21
Accrued environmental liabilities	21	13
Other	17	35
Total Other Current Liabilities	$ 59	$ 69	[1]

[1]	Adjusted to include the historical results of the Predecessors. See Notes 1 and 2 for further discussion.